STATEMENT OF COMPLIANCE AND MATERIAL ACCOUNTING POLICIES - Additional Information (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Nov. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Amount		R$ 66,455,426	R$ 56,904,654	R$ 52,987,216
Percentage of ESG (environmental, social and governance) target panel for information security maturity and Internal Controls maturity		10.00%
Senior Notes Due 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Target rate of greenhouse gas emissions reduction per ton of useful kilometer by 2026		17.60%
Description of Estimated Interest Rate Increase for Non Compliance for Fulfilment of Environment Goals		25
Estimated Interest Rate Increase for Non Compliance for Fulfilment of Environment Goals		4.45%
Debentures Seventeenth Issue Member
Disclosure of detailed information about borrowings [line items]
Target rate of greenhouse gas emissions reduction per ton of useful kilometer by 2026		17.60%
Target rate of greenhouse gas emissions reduction per ton of useful kilometer by 2030		21.60%
Description of Estimated Interest Rate Increase for Non Compliance for Fulfilment of Environment Goals		25
Swaps Debentures
Disclosure of detailed information about borrowings [line items]
Annual interest rate		IPCA + 4.52%
Description of estimated interest rate decrease for compliance for fulfilment of environment goals		25
Swaps Debentures | Rumo Malha Paulista S.A. [member]
Disclosure of detailed information about borrowings [line items]
Target rate of greenhouse gas emissions reduction per ton of useful kilometer by 2023		15.00%
Nonconvertible Debentures [Member] | Compass Gas E Energia S A [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	CDI + 1.55%	CDI + 1.80%
Description of estimated interest rate decrease for compliance for fulfilment of environment goals		12.5
Amount	R$ 1,736,385
Maturities	November 1, 2029 (50%) and November 1, 2030
Increase In Daily Volume Distributed Of Biomethane Under Environment Goals		250
Daily Volume Distribution Target Of Biomethane Under Environment Goals		0.25mln/m³ day
Percentage Of Leadership Position From Diversity Groups		47.00%
Debenture 17th issue - 2nd series
Disclosure of detailed information about borrowings [line items]
Description of Estimated Interest Rate Increase for Non Compliance for Fulfilment of Environment Goals		20
Description of Additional Estimated Interest Rate Increase for Non Compliance for Fulfilment of Environment Goals		5